Related Parties - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 05, 2017	Jan. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	May 31, 2017	Dec. 31, 2016	Nov. 30, 2015	Jun. 30, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from issuing shares				$ 8,752
Ashish Kashyap [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Actual severance cost			$ 2,179
Accrued severance cost			$ 1,656
Severance cost payable term			two years in equal monthly installments
MTH Internet: SEA. Pte. Ltd [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Net working capital contribution in cash		$ 82,826
Working capital contributed after adjustment						$ 83,260
Amount receivable				434
MTH Internet: SEA. Pte. Ltd [Member] | Class B Shares [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares purchased	3,666,667
Issue price	$ 36.00
Proceeds from issuing shares	$ 132,000
MTH Internet: SEA. Pte. Ltd [Member] | Other Current Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of amount receivable from related party			$ 17,100
MTH Internet: SEA. Pte. Ltd [Member] | Other Non-current Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value of amount receivable from related party				15,100
Naspers Limited and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Letters of support issued amount				8,487
Amount outstanding in respect of bank guarantee				6,258
Payment received from related party			1,252,022	140,069	$ 0
Service fee charged by related party			14,940	1,746	0
Hotel room night sold to related party			2,731	692	0
Fees and commission paid to related party			70	37	0
Reimbursement of expenses to related party			1	40	0
Naspers Limited and Subsidiaries [Member] | Air Ticket [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Air tickets procured from related party			21,567	3,227	0
Commission earned from related party			221	32	$ 0
My Guest House Accommodations Private Limited [Member] | Licenses [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Capital work in progress			$ 886
Simplotel Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Investment in new shares								$ 197	$ 469
Subscription of new compulsory convertible preference shares for cash consideration							$ 590
Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cash consideration paid				$ 500
Percentage of voting equity interests acquired				38.60%